Related Party Transactions	12 Months Ended
Apr. 28, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
For the fiscal years ended April 28, 2024 and April 30, 2023, a company owned by an individual with ownership in common shares of the Company, and who is a relative of an executive officer, performed design services and supplied furniture, fixtures and equipment for existing and new locations under construction of $2,647 and $6,553, respectively. As of April 28, 2024 and April 30, 2023, $1,918 and $1,911 due to this related party is included in accounts payable within the consolidated balance sheets, respectively.